Significant transactions and events (Tables)	9 Months Ended
Sep. 30, 2022
Significant transactions and events
Schedule of purchase price allocation

The purchase price allocation for the assets acquired and liabilities assumed has not been completed as of the date of issuance of these interim financial statements. This is especially due to ongoing identification and measurement of Intangible Assets acquired. The provisional amounts at the acquisition date were determined as follows:

in EUR thousands	Provisional amounts at acquisition date
Non-current assets	6,592
Property, plant and equipment	206
Right-of-use assets	170
Intangible assets (Technology)	6,216
Current assets	966
Trade and other receivables	658
Cash and cash equivalents	308
Total assets	7,558
Non-current liabilities	134
Lease liabilities	114
Deferred tax liabilities (net of deferred tax assets)	20
Current liabilities	406
Lease liabilities	55
Accounts Payables	346
Other current liabilities	5
Total liabilities	540
Net assets acquired	7,018

Schedule of goodwill recognized as a result of the acquisition in EURk
Consideration transferred	19,481
Net Assets acquired	(7,018)
Preliminary Goodwill	12,463

Schedule of analyses of cash flows on acquisition

Analyses of cash flows on acquisition:	EURk
Payment of consideration in cash and cash equivalents	(585)